Summary of significant accounting policies - Exposure to Credit Risk and ECLs (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Trade receivables	€ 5,915	€ 6,030
Gross carrying amount
Financial instruments
Trade receivables	6,048	6,187
Impairment loss allowance
Financial instruments
Trade receivables	€ 133	€ 157
Grade 1 to 4, Low Risk
Financial instruments
Weighted-average loss rate	0.20%	0.20%
Trade receivables	€ 2,396	€ 3,269
Grade 1 to 4, Low Risk | Gross carrying amount
Financial instruments
Trade receivables	2,400	3,274
Grade 1 to 4, Low Risk | Impairment loss allowance
Financial instruments
Trade receivables	€ 4	€ 5
Grade 5 to 7, Fair Risk
Financial instruments
Weighted-average loss rate	1.30%	1.30%
Trade receivables	€ 3,090	€ 2,142
Grade 5 to 7, Fair Risk | Gross carrying amount
Financial instruments
Trade receivables	3,132	2,171
Grade 5 to 7, Fair Risk | Impairment loss allowance
Financial instruments
Trade receivables	€ 42	€ 29
Grade 8 to 9, Substandard
Financial instruments
Weighted-average loss rate	7.00%	7.00%
Trade receivables	€ 217	€ 603
Grade 8 to 9, Substandard | Gross carrying amount
Financial instruments
Trade receivables	233	648
Grade 8 to 9, Substandard | Impairment loss allowance
Financial instruments
Trade receivables	€ 16	€ 45
Grade 10 Doubtful
Financial instruments
Weighted-average loss rate	25.00%	25.00%
Trade receivables	€ 212	€ 16
Grade 10 Doubtful | Gross carrying amount
Financial instruments
Trade receivables	283	22
Grade 10 Doubtful | Impairment loss allowance
Financial instruments
Trade receivables	€ 71	€ 6
Grade 11 Loss
Financial instruments
Weighted-average loss rate	100.00%	100.00%
Grade 11 Loss | Gross carrying amount
Financial instruments
Trade receivables		€ 72
Grade 11 Loss | Impairment loss allowance
Financial instruments
Trade receivables		€ 72